FAIR VALUE MEASUREMENTS - Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	$ 14,640	$ 22,080
Contingent consideration payable - current	6,213	0
Contingent consideration payable - noncurrent	4,035	$ 0
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable - current	6,213
Contingent consideration payable - noncurrent	4,035
Financial and nonfinancial liabilities, fair value disclosure	24,888
Fair Value, Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	14,640
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable - noncurrent	0
Financial and nonfinancial liabilities, fair value disclosure	0
Fair Value, Recurring | Level 1 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	0
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable - noncurrent	0
Financial and nonfinancial liabilities, fair value disclosure	0
Fair Value, Recurring | Level 2 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	0
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable - current	6,213
Contingent consideration payable - noncurrent	4,035
Financial and nonfinancial liabilities, fair value disclosure	24,888
Fair Value, Recurring | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	$ 14,640